Convertible Loan (Tables)	3 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of convertible loan [Table Text Block]
Balance, March 31, 2024	$3,554
Principal payment	(3,000)
Interest payment	(337)
Accretion and interest	1,654
Balance, March 31, 2025	1,871

Less: current portion	(1,871)
Non-current portion	$-

Principal payment	-
Interest payment	(31)
Accretion and interest	169
Balance, June 30, 2025	2,009

Less: current portion	$(2,009)
Non-current portion	$-

Derivative Component

Balance, March 31, 2024	$120
Reclassification to equity	(120)
Balance, March 31, 2025 and June 30, 2025	$-